Schedule of unfunded liability (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of assets [line items]
Current	₨ 18,376	₨ 21,883
Non-current	52,137	56,837
Unfunded liability recognized in statement of financial position	70,513	78,720
Prepayment and other assets - Non-Current	126	1,898
Prepayment And Other Assets Non Current [member]
Disclosure of fair value measurement of assets [line items]
Prepayment and other assets - Non-Current	₨ 126	₨ 1,898